The European Equity Fund, Inc.

Schedule of Investments	as of March 31, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 98.7%
France 22.9%
Banks 2.2%
BNP Paribas SA	46,000	1,388,716

Building Products 2.3%
Cie de Saint-Gobain	59,290	1,442,162

Construction & Engineering 2.6%
Bouygues SA	56,000	1,642,062

Electrical Equipment 1.0%
Schneider Electric SE	7,540	650,202

Entertainment 1.9%
Vivendi SA	56,000	1,199,897

Health Care Equipment & Supplies 1.1%
BioMerieux	6,000	675,560

IT Services 3.5%
Edenred	17,000	710,599
Worldline SA 144A*	26,000	1,532,190
		2,242,789
Machinery 2.7%
Alstom SA	41,000	1,716,048

Pharmaceuticals 2.8%
Sanofi	20,000	1,758,913

Textiles, Apparel & Luxury Goods 2.8%
Kering SA	3,400	1,775,659
Total France (Cost $17,991,268)		14,492,008

Germany 16.6%
Air Freight & Logistics 2.9%
Deutsche Post AG (Registered)	68,890	1,872,987

Capital Markets 2.2%
Deutsche Boerse AG	10,000	1,371,750

Chemicals 3.1%
Evonik Industries AG	48,000	1,004,516
LANXESS AG	24,000	959,215
		1,963,731
Insurance 2.5%
Allianz SE (Registered)	9,200	1,583,873

Interactive Media & Services 1.7%
Scout24 AG 144A	18,000	1,081,488

Pharmaceuticals 2.6%
Merck KGaA	16,000	1,643,817

Software 1.6%
SAP SE	9,000	1,015,315
Total Germany (Cost $11,378,860)		10,532,961

Switzerland 13.2%
Airlines 1.0%
Wizz Air Holdings PLC 144A*	22,600	645,992

Capital Markets 2.1%
Partners Group Holding AG	1,900	1,315,385

	Shares	Value ($)
Chemicals 2.1%
Sika AG (Registered)	8,000	1,322,994

Food Products 3.2%
Barry Callebaut AG (Registered)	1,000	2,005,790

Health Care Equipment & Supplies 1.7%
Straumann Holding AG (Registered)	1,500	1,118,797

Insurance 2.1%
Baloise Holding AG (Registered)	10,000	1,312,035

Technology Hardware, Storage & Peripherals 1.0%
Logitech International SA (Registered)	15,000	648,883
Total Switzerland (Cost $8,168,689)		8,369,876

United Kingdom 11.2%
Hotels, Restaurants & Leisure 1.5%
Compass Group PLC	62,000	970,979

Multiline Retail 1.6%
B&M European Value Retail SA	297,851	1,017,805

Pharmaceuticals 4.8%
AstraZeneca PLC	34,000	3,039,812

Tobacco 3.3%
British American Tobacco PLC	60,000	2,051,041
Total United Kingdom (Cost $7,791,997)		7,079,637

Netherlands 6.8%
Beverages 1.7%
Heineken NV	13,000	1,086,514

Professional Services 2.7%
Wolters Kluwer NV	24,000	1,690,347

Semiconductors & Semiconductor Equipment 2.4%
ASML Holding NV	5,700	1,516,568
Total Netherlands (Cost $3,368,303)		4,293,429

Finland 5.6%
Insurance 2.2%
Sampo OYJ ''A''	48,000	1,402,214

Oil, Gas & Consumable Fuels 3.4%
Neste OYJ	63,000	2,132,852
Total Finland (Cost $3,679,852)		3,535,066

Denmark 5.0%
Electrical Equipment 1.2%
Vestas Wind Systems A/S	9,402	764,174

Pharmaceuticals 3.8%
Novo Nordisk A/S ''B''	40,000	2,407,154
Total Denmark (Cost $2,694,835)		3,171,328

Sweden 4.0%
Banks 1.5%
Swedbank AB	85,000	951,877

Household Products 2.5%
Essity AB ''B''	50,000	1,545,673
Total Sweden (Cost $2,386,320)		2,497,550

	Shares	Value ($)
Italy 3.7%
Electric Utilities 3.7%
Enel SpA (Cost $2,588,934)	340,000	2,365,182

Ireland 3.6%
Food Products 3.6%
Kerry Group PLC ''A'' (Cost $1,727,468)	20,000	2,297,956

Spain 2.3%
Construction & Engineering 2.3%
Ferrovial SA (Cost $1,300,717)	60,000	1,440,008

Belgium 2.1%
Banks 2.1%
KBC Group NV (Cost $1,738,078)	29,000	1,337,270

Australia 1.7%
Metals & Mining 1.7%
BHP Group PLC (d) (Cost $1,028,013)	71,100	1,102,923
Total Common Stocks (Cost $65,843,334)		62,515,194

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.32% (a) (Cost $467,539)	467,539	467,539

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $66,310,873)	99.4	62,982,733
Other Assets and Liabilities, Net	0.6	368,722
Net Assets	100.0	63,351,455

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (a) (b)
1,808,469	–	1,808,469	(c) –	–	239	–	–	–
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.32% (a)
730,688	7,200,105	7,463,254	–	–	2,244	–	467,539	467,539
2,539,157	7,200,105	9,271,723	–	–	2,483	–	467,539	467,539

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
(d)	BHP Group PLC is domiciled in Australia and is listed on the London Stock Exchange.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
France	$14,492,008	$—	$—	$14,492,008
Germany	10,532,961	—	—	10,532,961
Switzerland	8,369,876	—	—	8,369,876
United Kingdom	7,079,637	—	—	7,079,637
Netherlands	4,293,429	—	—	4,293,429
Finland	3,535,066	—	—	3,535,066
Denmark	3,171,328	—	—	3,171,328
Sweden	2,497,550	—	—	2,497,550
Italy	2,365,182	—	—	2,365,182
Ireland	2,297,956	—	—	2,297,956
Spain	1,440,008	—	—	1,440,008
Belgium	1,337,270	—	—	1,337,270
Australia	1,102,923	—	—	1,102,923
Short-Term Instruments	467,539	—	—	467,539
Total	$62,982,733	$—	$—	$62,982,733

(e) See Schedule of Investments for additional detailed categorizations.